Taxation - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Current income tax expense		¥ 2,588	¥ 6,540	¥ 3,277
Deferred income tax (benefit)	$ 169	1,178	(2,107)	(911)
Income tax expense	$ 541	¥ 3,766	¥ 4,433	¥ 2,366